ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	6 Months Ended
Apr. 30, 2013
Accumulated Other Comprehensive Loss Tables
Schedule of Accumulated Other Comprehensive Loss

The following table presents the changes in the accumulated other comprehensive loss for the six months ended April 30, 2013 and the twelve months ended October 31, 2012:

	4/30/13		10/31/12
	Defined Benefit Pension Plan	Accumulated Other Comprehensive Loss	Defined Benefit Pension Plan	Accumulated Other Comprehensive Loss
Beginning balance	$2,947,179	$2,947,179	$2,272,321	$2,272,321
Current period other comprehensive loss	0	0	674,858	674,858
Ending balance	$2,947,179	$2,947,179	$2,947,179	$2,947,179